PREMISES AND EQUIPMENT, NET (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
PREMISES AND EQUIPMENT, NET
Beginning Balance	$ 6,522,534	$ 6,727,066
Additions	401,848	1,522,986
Expenses depreciation and impairment	(326,341)	(640,856)
Disposals	(47,823)	(103,552)
Assets classified as held for sale and other assets	(564,414)	(806,365)
Effect of changes in foreign exchange rate	62,202	(176,745)
Ending Balance	6,048,006	6,522,534
Contractual commitments	23,736	4,025
Premises and equipment pledged as collateral	0	0
Fully depreciated property and equipment that is still in use	714,284	673,376
Temporarily idle premises and equipment	88,231	79,644
Cost
PREMISES AND EQUIPMENT, NET
Beginning Balance	9,062,128	9,166,204
Additions	401,848	1,522,986
Disposals	(99,678)	(245,728)
Assets classified as held for sale and other assets	(756,580)	(1,035,484)
Effect of changes in foreign exchange rate	121,036	(345,850)
Ending Balance	8,728,754	9,062,128
Cost | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	4,044,231	4,294,739
Additions	122,792	299,734
Disposals	(35,268)	(161,985)
Assets classified as held for sale and other assets	(16,793)	(42,407)
Effect of changes in foreign exchange rate	121,036	(345,850)
Ending Balance	4,235,998	4,044,231
Cost | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	5,017,897	4,871,465
Additions	279,056	1,223,252
Disposals	(64,410)	(83,743)
Assets classified as held for sale and other assets	(739,787)	(993,077)
Ending Balance	4,492,756	5,017,897
Accumulated depreciation
PREMISES AND EQUIPMENT, NET
Beginning Balance	(2,539,594)	(2,439,138)
Expenses depreciation and impairment	(325,919)	(636,376)
Disposals	51,433	137,696
Assets classified as held for sale and other assets	192,166	229,119
Effect of changes in foreign exchange rate	(58,834)	169,105
Ending Balance	(2,680,748)	(2,539,594)
Accumulated depreciation | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,518,977)	(1,584,666)
Expenses depreciation and impairment	(97,678)	(203,046)
Disposals	32,375	115,660
Assets classified as held for sale and other assets	318	(16,030)
Effect of changes in foreign exchange rate	(58,834)	169,105
Ending Balance	(1,642,796)	(1,518,977)
Accumulated depreciation | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,020,617)	(854,472)
Expenses depreciation and impairment	(228,241)	(433,330)
Disposals	19,058	22,036
Assets classified as held for sale and other assets	191,848	245,149
Ending Balance	(1,037,952)	(1,020,617)
Accumulated impairment
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(422)	(4,480)
Disposals	422	4,480
Accumulated impairment | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(422)	(2,457)
Disposals	$ 422	2,457
Accumulated impairment | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment		(2,023)
Disposals		$ 2,023